Income Tax Benefit/Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Benefit/Expense [Abstract]
Tax loss carryforwards	$ 1,400,000	$ 1,600,000
Tax losses term	7 years
Deferred tax asset	$ 341,000	$ 392,600
Applicable tax rate	24.00%	24.00%	24.00%